Restatement of Prior Period Quarterly Financial Statements (Unaudited)	12 Months Ended
Dec. 31, 2019
Accounting Changes And Error Corrections [Abstract]
Restatement of Prior Period Quarterly Financial Statements (Unaudited)
30. Restatement of Prior Period Quarterly Financial Statements (Unaudited)
As previously disclosed in RTI’s Current Report on Form
8-K
filed with the SEC on March 16, 2020, the Audit Committee of the Board of Directors of RTI, with the assistance of independent legal and forensic accounting advisors, conducted an internal investigation of matters relating to the Company’s revenue recognition practices for certain contractual arrangements, primarily with OEM customers, including the accounting treatment, financial reporting and internal controls related to such arrangements. Based on the results of the Investigation, the Company has concluded that revenue for certain invoices should have been recognized at a later date than when originally recognized. In response to binding purchase orders from certain OEM customers, goods were shipped and received by the customers before requested delivery dates and agreed-upon delivery windows. In many instances the OEM customers requested or approved the early shipments, but the Company has determined that on other occasions the goods were delivered early without obtaining the customers’ affirmative approval. Some of those unapproved shipments were shipped by employees in order to generate additional revenue and resulted in shipments being pulled from a future quarter into an earlier quarter. In addition, the Company has concluded that in July 2017 an adjustment was improperly made to a product return provision in the Direct Division. The revenue for those shipments is being restated, as well as for other orders that shipped earlier than the purchase order due date in the system for which the Company could not locate evidence that the OEM customers had requested or approved the shipments. In addition, the Company has concluded that in the periods from 2015 through the fourth quarter of 2018, certain adjustments were incorrectly or erroneously made via manual journal entries to accrual/reserve accounts, including a July 2017 adjustment to a product return provision in the Direct Division, among others.
Furthermore, certain errors were identified, separately from the Investigation, primarily related to accounting for our 2019 Acquisition of Paradigm Spine, LLC for the first three quarters of 2019.
The Company determined to restate its previously issued unaudited condensed consolidated financial statements for the quarters ended March 31, 2019, June 30, 2019, and September 30, 2019. The Company has recast each quarterly “Restated Condensed Consolidated Statements of Income Amounts (unaudited)” for discontinued operations. The quarterly “Restated Condensed Consolidated Balance Sheet Amounts (unaudited)” herein have not been recast for discontinued operations.
The following tables summarize the impacts of the results on our previously reported unaudited condensed consolidated statements of operations and balances sheets included in our Quarterly Reports on Form
10-Q
for each respective period. Certain line items in the quarterly financial data below were excluded because they were not impacted by the Restatement.
The following errors in the Company’s quarterly financial statements were identified and corrected as a result of the Investigation:

a.
Revenue
—As noted above, the Company has concluded that in some instances revenue for certain invoices should have been recognized at a later date than when originally recognized. The Company identified revenue from certain customer orders that were shipped early to customers without obtaining authorized approval, and thus was recognized in an incorrect period. There were also instances in which the Company could not locate evidence that the OEM customers had requested or approved the shipments and therefore concluded revenue related to these shipments were an error. Correction of these errors, when including the rollover effect from the immediately preceding periods, increased revenue by $0.3 million in the quarter ended March 31, 2019, decreased by $0.8 million in the quarter ended June 30, 2019 and increased by $0.6 million in the quarter ended September 30, 2019.

b.
Costs of processing and distribution
—Based on the corrections to the above revenue errors, when including the rollover effect from the immediately preceding periods, costs of processing and distribution increased by $0.1 million in the quarter ended March 31, 2019, decreased by $0.2 million in the quarter ended June 30, 2019 and increased by $0.1 million in the quarter ended September 30, 2019.

c.
Accounts receivable
—As a result of the errors corrections above, accounts receivable increased by $0.4 million in the quarter ended March 31, 2019, decreased by $0.3 million in the quarter ended June 30, 2019 and increased $0.3 million in the quarter ended September 30, 2019.

d.
Inventories, net
—As a result of the errors corrections above, net inventories decreased by $0.1 million in the quarter ended March 31, 2019, increased by $0.1 million in the quarter ended June 30, 2019 and increased by less than $0.1 million in the quarter ended September 30, 2019.

e.
Deferred tax assets
—As a result of the income tax impact of the errors corrections above, deferred tax assets decreased by $0.6 million in the quarter ended March 31, 2019, decreased by $0.5 million in the quarter ended June 30, 2019, and decreased by $0.6 million in the quarter ended September 30, 2019.

The following errors in the Company’s quarterly financial statements were identified and corrected apart from the Investigation and related to accounting for our 2019 acquisition of Paradigm Spine, LLC for the first three quarters of 2019. ASC 805 states that if the initial accounting for a business combination is incomplete by the end of the reporting period in which the combination occurs, the acquirer shall report in its financial statements the provisional amounts for the items for which the accounting is incomplete. The acquisition occurred on March 8, 2019, before the end of the first quarter of 2019. Accordingly, based on the information known or knowable in the first quarter of 2019, the Company should have performed a preliminary allocation of the purchase price to assets acquired and liabilities assumed. The Company did not appropriately prepare a preliminary estimates of the purchase price allocation resulting in errors impacting intangible assets, acquisition contingencies, inventory, and goodwill. The correction of the errors related to accounting for the acquisition of Paradigm Spine, LLC are as follows:

a.
Costs of processing and distribution
—Based on the corrections to the inventory valuation and Paradigm purchase accounting, costs of processing and distribution increased by $0.3 million in the quarter ended March 31, 2019, decreased by $1.9 million in the quarter ended June 30, 2019, and by $1.2 million in the quarter ended September 30, 2019.

b.
Marketing, general and administrative
—Based on the corrections to the amortization related to the other intangible assets’ valuation and Paradigm purchase accounting, marketing, general and administrative expenses increased by $0.7 million in the quarter ended March 31, 2019 and increased $2.1 million in each of the quarters ended June 30, and
September
30, 2019.

c.
Current inventories, net
—Based on the corrections to the inventory valuation and Paradigm purchase accounting, net current inventories increased by $1.2 million in quarter ended March 31, 2019, and decreased by $12.6 million in the quarters ended June 30, and September 30, 2019.

d.
Non-current inventories, net
—Based on the corrections to the inventory valuation and Paradigm purchase accounting, net non-current
inventories increased by $10.3 million in quarter ended March 31, 2019, decreased $11.2 million in the quarter ended June 30, 2019, and decreased by $10.0 million in the quarter ended September 30, 2019.

e.
Deferred tax assets
—Based on the corrections to the Paradigm purchase accounting deferred tax assets increased by $0.2 million in quarter ended March 31, 2019, increased by $0.3 million in the quarter ended June 30, 2019, and increased by $0.5 million in the quarter ended September 30, 2019.

f.
Goodwill
—Based on the corrections to the Paradigm purchase accounting, goodwill decreased by $113.5 million in quarter ended March 31, 2019, decreased $76.4 million in the quarter ended June 30, 2019, and decreased by $41.7 million in the quarter ended September 30, 2019.

g.
Other intangible assets—net
—Based on the corrections to the Paradigm purchase accounting, net other intangible assets increased by $78.3 million in the quarter ended March 31, 2019, increased $76.2 million in the quarter ended June 30, 2019, and increased $74.1 million in the quarter ended September 30, 2019.

h.
Acquisition contingencies
—Based on the corrections to the contingent liability valuation and Paradigm purchase accounting, acquisition contingencies decreased by $22.8 million in each of the quarters ended March 31, and June 30, 2019 and increased $11.9 million in the quarter ended September 30, 2019.

In addition to the correction of the errors discussed above, the Company has voluntarily made other immaterial corrections in all periods presented
.

a.
Marketing, general and administrative
—The Company corrected certain errors which decreased marketing, general and administrative expenses by $0.5 million in the quarter ended March 31, 2019 and less than $0.1 million in each of the quarters ended June 30, and September 30, 2019.

b.
Accounts receivable
—The Company corrected certain errors which decreased accounts receivable by $0.4 million for the quarter ended March 31, 2019, and by $0.3 million for the quarters ended June 30, and September 30, 2019.

c.
Prepaid and other current assets
—The Company corrected certain errors which decreased prepaid and other current assets by $0.5 million for each of the quarters ended March 31, and June 30, 2019, and September 30, 2019.

d.	Deferred tax assets—net —The Company corrected certain errors which increased net deferred tax assets by $0.7 million for the quarters ended March 31, June 30, and September 30, 2019.

e.	Property, plant & equipment —The Company corrected certain errors which increased property, plant & equipment by $0.3 million for the quarters ended March 31, June 30, and September 30, 2019.

f.	Other intangible assets—net —The Company corrected certain errors which decreased net other intangible assets by $0.8 million for each of the quarters ended March 31, June 30, and September 30, 2019.

g.	Other assets—net —The Company corrected certain errors which decreased net other assets by $0.3 million for the quarters ended March 31, June 30, and September 30, 2019.

h.	Accounts payable —The Company corrected certain errors which decreased accounts payable by $0.2 million for the quarters ended March 31, June 30, and September 30, 2019.

i.	Accrued expenses —The Company corrected certain errors which increased accrued expenses by $0.6 million for the quarters ended March 31, June 30, and September 30, 2019.
j.
Payments for treasury stock
—The Company corrected certain errors which reclassified operating cash flows to financing cash flows for purchases of treasury stock by $0.1 million, $0.2 million, and $0.2 million for the quarters ended March 31, June 30, and September 30, 2019, respectively.

Restated Condensed Consolidated Balance Sheets (Unaudited)

	As of March 31, 2019
	As Previously Reported	Adjustments	As Restated
Assets
Current Assets:
Cash and cash equivalents	$6,043	$—	$6,043
Accounts receivable - net	55,670	39	55,709
Inventories - net	114,365	1,121	115,486
Prepaid and other current assets	9,860	(461)	9,399

Total current assets	185,938	699	186,637
Non-current inventories - net	—	10,261	10,261
Property, plant and equipment - net	79,235	265	79,500
Deferred tax assets - net	16,778	336	17,114
Goodwill	308,345	(113,548)	194,797
Other intangible assets - net	25,512	77,494	103,006
Other assets - net	7,918	(265)	7,653

Total assets	$623,726	$(24,758)	$598,968

Liabilities and Stockholders’ Equity
Current Liabilities:
Accounts payable	$23,315	$(166)	$23,149
Accrued expenses	24,992	565	25,557
Current portion of short and long-term obligations	4,825	—	4,825

Total current liabilities	53,132	399	53,531
Long-term obligations - less current portion	163,615	—	163,615
Acquisition contingencies	99,962	(22,799)	77,163
Other long-term liabilities	3,065	—	3,065
Deferred revenue	1,535	—	1,535

Total liabilities	321,309	(22,400)	298,909
Preferred stock Series A, $.001 par value: 5,000,000 shares authorized; 50,000 shares issued and outstanding	66,272	—	66,272
Stockholders’ equity:
Common stock, $.001 par value: 150,000,000 shares authorized; 75,055,225 shares issued and outstanding	75	—	75
Additional paid-in capital	495,263	—	495,263
Accumulated other comprehensive loss	(7,663)	—	(7,663)
Accumulated deficit	(246,531)	(2,358)	(248,889)
Less treasury stock, 1,250,201 shares, at cost	(4,999)	—	(4,999)

Total stockholders’ equity	236,145	(2,358)	233,787

Total liabilities and stockholders’ equity	$623,726	$(24,758)	$598,968

Restated Condensed Consolidated Balance Sheets (Unaudited)

	As of June 30, 2019
	As Previously Reported	Adjustments	As Restated
Assets
Current Assets:
Cash and cash equivalents	$4,518	$—	$4,518
Accounts receivable - net	56,163	(623)	55,540
Inventories - net	127,906	(12,452)	115,454
Prepaid and other current assets	8,733	(475)	8,258

Total current assets	197,320	(13,550)	183,770
Non-current inventories - net	20,445	(11,220)	9,225
Property, plant and equipment - net	79,691	265	79,956
Deferred tax assets - net	19,715	515	20,230
Goodwill	271,429	(76,362)	195,067
Other intangible assets - net	25,269	75,382	100,651
Other assets - net	7,542	(265)	7,277

Total assets	$621,411	$(25,235)	$596,176

Liabilities and Stockholders’ Equity
Current Liabilities:
Accounts payable	$20,766	$(166)	$20,600
Accrued expenses	24,668	644	25,312
Current portion of short and long-term obligations	4,744	—	4,744

Total current liabilities	50,178	478	50,656
Long-term obligations - less current portion	165,081	—	165,081
Acquisition contingencies	98,372	(22,799)	75,573
Other long-term liabilities	2,562	—	2,562
Deferred revenue	325	—	325

Total liabilities	316,518	(22,321)	294,197
Preferred stock Series A, $.001 par value: 5,000,000 shares authorized; 50,000 shares issued and outstanding	66,318	—	66,318
Stockholders’ equity:
Common stock, $.001 par value: 150,000,000 shares authorized; 75,159,262 shares issued and outstanding	75	—	75
Additional paid-in capital	496,596	—	496,596
Accumulated other comprehensive loss	(7,268)	—	(7,268)
Accumulated deficit	(245,787)	(2,914)	(248,701)
Less treasury stock, 1,257,949 shares, at cost	(5,041)	—	(5,041)

Total stockholders’ equity	238,575	(2,914)	235,661

Total liabilities and stockholders’ equity	$621,411	$(25,235)	$596,176

Restated Condensed Consolidated Balance Sheets (Unaudited)

	As of September 30, 2019
	As Previously Reported	Adjustments	As Restated
Assets
Current Assets:
Cash and cash equivalents	$2,950	$—	$2,950
Accounts receivable - net	56,556	(11)	56,545
Inventories - net	130,913	(12,577)	118,336
Prepaid and other current assets	8,631	(475)	8,156

Total current assets	199,050	(13,063)	185,987
Non-current inventories - net	18,345	(9,971)	8,374
Property, plant and equipment - net	81,206	265	81,471
Deferred tax assets - net	20,967	609	21,576
Goodwill	236,547	(41,709)	194,838
Other intangible assets - net	24,345	73,269	97,614
Other assets - net	7,271	(265)	7,006

Total assets	$587,731	$9,135	$596,866

Liabilities and Stockholders’ Equity
Current Liabilities:
Accounts payable	$17,800	$(166)	$17,634
Accrued expenses	31,067	647	31,714
Current portion of short and long-term obligations	2,748	—	2,748

Total current liabilities	51,615	481	52,096
Long-term obligations - less current portion	169,137	—	169,137
Acquisition contingencies	63,719	11,854	75,573
Other long-term liabilities	2,271	—	2,271
Deferred revenue	1,134	—	1,134

Total liabilities	287,876	12,335	300,211
Preferred stock Series A, $.001 par value: 5,000,000 shares authorized; 50,000 shares issued and outstanding	66,364	—	66,364
Stockholders’ equity:
Common stock, $.001 par value: 150,000,000 shares authorized; 75,087,917 shares issued and outstanding	75	—	75
Additional paid-in capital	497,518	—	497,518
Accumulated other comprehensive loss	(8,390)	—	(8,390)
Accumulated deficit	(250,639)	(3,200)	(253,839)
Less treasury stock, 1,265,761 shares, at cost	(5,073)	—	(5,073)

Total stockholders’ equity	233,491	(3,200)	230,291

Total liabilities and stockholders’ equity	$587,731	$9,135	$596,866

Restated Condensed Consolidated Statements of Income (Unaudited)

	Three Months Ended March 31, 2019
		Restatement	Historical -	Discontinued	Continuing
	As Reported	Adjustments	As Restated	Operations	Operations
Revenues	$69,741	$280	$70,021	$45,621	$24,400
Costs of processing and distribution	31,737	397	32,134	24,649	7,485

Gross profit	38,004	(117)	37,887	20,972	16,915

Expenses:
Marketing, general and administrative	31,883	233	32,116	$6,495	25,621
Research and development	4,336	—	4,336	—	4,336
Asset impairment and abandonments	15	—	15	—	15
Acquisition and integration expenses	8,957	—	8,957	—	8,957

Total operating expenses	45,191	233	45,424	$6,495	38,929

Operating (loss) income	(7,187)	(350)	(7,537)	14,477	(22,014)

Other (expense) income:
Interest expense	(1,604)	—	(1,604)	(1,604)	—
Interest income	131	—	131	—	131
Foreign exchange loss	(31)	—	(31)	(8)	(23)

Total other (expense) income—net	(1,504)	—	(1,504)	(1,612)	108

Loss from continuing operations before income tax (provision) benefit	(8,691)	(350)	(9,041)	—	(21,906)
Income tax (provision) benefit	(396)	86	(310)	(4,004)	3,694

Loss from continuing operations	(9,087)	(264)	(9,351)	(4,004)	(18,212)

Income from discontinued operations before income tax provision	—	—	—	12,865	12,865
Income tax provision	—	—	—	(4,004)	(4,004)

Income from discontinued operations	—	—	—	8,861	8,861

Net loss	(9,087)	(264)	(9,351)	—	(9,351)

Convertible preferred dividend	—	—	—	—	—

Net loss applicable to common shares	$(9,087)	$(264)	$(9,351)	$	$(9,351)

Other comprehensive loss:
Unrealized foreign currency translation loss	(393)	—	(393)	—	(393)

Comprehensive loss	$(9,480)	$(264)	$(9,744)	$—	$(9,744)

Net loss from continuing operations per common share - basic	$(0.15)	$(0.00)	$(0.15)		$(0.29)

Net loss from continuing operations per common share - diluted	$(0.15)	$(0.00)	$(0.15)		$(0.29)

Net income from discontinued operations per common share - basic				$0.14	$0.14

Net income from discontinued operations per common share - diluted				$0.14	$0.14

Net loss per common share - basic	$(0.15)	$(0.00)	$(0.15)		$(0.15)

Net loss per common share - diluted	$(0.15)	$(0.00)	$(0.15)		$(0.15)

Weighted average shares outstanding - basic	63,060,939	63,060,939	63,060,939	63,060,939	63,060,939

Weighted average shares outstanding - diluted	63,060,939	63,060,939	63,060,939	63,060,939	63,060,939

Restated Condensed Consolidated Statements of Income (Unaudited)

	Six Months Ended June 30, 2019
		Restatement	Historical -	Discontinued	Continuing
	As Reported	Adjustments	As Restated	Operations	Operations
Revenues	$152,048	$(473)	$151,575	$94,428	$57,147
Costs of processing and distribution	69,299	(1,735)	67,564	50,460	17,104

Gross profit	82,749	1,262	84,011	43,968	40,043

Expenses:
Marketing, general and administrative	70,876	2,348	73,224	12,021	61,203
Research and development	8,204	—	8,204	—	8,204
Gain on acquisition contingency	(1,590)	—	(1,590)	—	(1,590)
Asset impairment and abandonments	15	—	15	—	15
Acquisition and integration expenses	10,910	—	10,910	—	10,910

Total operating expenses	88,415	2,348	90,763	12,021	78,742

Operating (loss) income	(5,666)	(1,086)	(6,752)	31,947	(38,699)

Other (expense) income:
Interest expense	(5,239)	—	(5,239)	(5,239)	—
Interest income	157	—	157	—	157
Foreign exchange loss	(50)	—	(50)	(13)	(37)

Total other ( expense ) income - net	(5,132)	—	(5,132)	(5,252)	120

Loss from continuing operations before income tax benefit (provision)	(10,798)	(1,086)	(11,884)	—	(38,579)
Income tax benefit (provision)	2,455	266	2,721	(3,643)	6,364

Loss from continuing operations	(8,343)	(820)	(9,163)	(3,643)	(32,215)

Income from discontinued operations before income tax provision	—	—	—	26,695	26,695
Income tax provision	—	—	—	(3,643)	(3,643)

Income from discontinued operations	—	—	—	23,052	23,052

Net loss	(8,343)	(820)	(9,163)	—	(9,163)

Convertible preferred dividend	—	—	—	—	—

Net loss applicable to common shares	$(8,343)	$(820)	$(9,163)	—	$(9,163)

Other comprehensive income:
Unrealized foreign currency translation gain	2	—	2	—	2

Comprehensive loss	$(8,341)	$(820)	$(9,161)	$—	$(9,161)

Net loss from continuing operations per common share - basic	$(0.13)	$(0.01)	$(0.14)		$(0.48)

Net loss from continuing operations per common share - diluted	$(0.13)	$(0.01)	$(0.14)		$(0.48)

Net income from discontinued operations per common share - basic				$0.34	$0.34

Net income from discontinued operations per common share - diluted				$0.34	$0.34

Net loss per common share - basic	$(0.13)	$(0.01)	$(0.14)		$(0.14)

Net loss per common share - diluted	$(0.13)	$(0.01)	$(0.14)		$(0.14)

Weighted average shares outstanding - basic	67,737,016	67,737,016	67,737,016	67,737,016	67,737,016

Weighted average shares outstanding - diluted	67,737,016	67,737,016	67,737,016	67,737,016	67,737,016

Restated Condensed Consolidated Statements of Income (Unaudited)

	Nine Months Ended September 30, 2019
		Restatement	Historical -	Discontinued	Continuing
	As Reported	Adjustments	As Restated	Operations	Operations
Revenues	$228,177	$139	$228,316	$142,467	$85,849
Costs of processing and distribution	103,941	(2,860)	101,081	76,370	24,711

Gross profit	124,236	2,999	127,235	66,097	61,138

Expenses:
Marketing, general and administrative	107,983	4,464	112,443	16,993	95,450
Research and development	12,475	—	12,475	—	12,475
Gain on acquisition contingency	(1,590)	—	(1,590)	—	(1,590)
Asset impairment and abandonments	19	—	19	—	19
Acquisition and integration expenses	14,119	—	14,119	120	13,999
Total operating expenses	133,006	4,464	137,466	17,113	120,353

Operating (loss) income	(8,770)	(1,465)	(10,231)	48,984	(59,215)

Other (expense) income:
Interest expense	(8,957)	—	(8,957)	(8,957)	—
Interest income	161	—	161	—	161
Loss on extinguishment of debt	—	—	—	—	—
Foreign exchange loss	(128)	—	(128)	(40)	(88)

Total other ( expense ) income - net	(8,924)	—	(8,924)	(8,997)	73

Loss from continuing operations before income tax benefit (provision)	(17,694)	(1,465)	(19,155)	—	(59,142)
Income tax benefit (provision)	4,495	359	4,854	(5,101)	9,955

Loss from continuing operations	(13,199)	(1,106)	(14,301)	(5,101)	(49,187)

Income from discontinued operations before income tax provision	—	—	—	39,987	39,987
Income tax provision	—	—	—	(5,101)	(5,101)

Income from discontinued operations	—	—	—	34,886	34,886

Net loss	(13,199)	(1,106)	(14,301)	—	(14,301)

Convertible preferred dividend	—	—	—	—	—

Net loss income applicable to common shares	$(13,199)	$(1,106)	$(14,301)	—	$(14,301)

Other comprehensive loss:
Unrealized foreign currency translation loss	(1,120)	—	(1,120)	—	(1,120)

Comprehensive loss	$(14,319)	$(1,106)	$(15,421)	$—	$(15,421)

Net loss from continuing operations per common share - basic	$(0.19)	$(0.02)	$(0.21)		$(0.71)

Net loss from continuing operations per common share - diluted	$(0.19)	$(0.02)	$(0.21)		$(0.71)

Net income from discontinued operations per common share - basic				$0.50	$0.50

Net income from discontinued operations per common share - diluted				$0.50	$0.50

Net loss per common share - basic	$(0.19)	$(0.02)	$(0.21)		$(0.21)

Net loss per common share - diluted	$(0.19)	$(0.02)	$(0.21)		$(0.21)

Weighted average shares outstanding - basic	69,340,006	69,340,006	69,340,006	69,340,006	69,340,006

Weighted average shares outstanding - diluted	69,340,006	69,340,006	69,340,006	69,340,006	69,340,006

Restated Condensed Consolidated Statements of Income (Unaudited)

	Three Months Ended June 30, 2019
		Restatement	Historical -	Discontinued	Continuing
	As Reported	Adjustments	As Restated	Operations	Operations
Revenues	$82,307	$(753)	$81,554	$48,807	$32,747
Costs of processing and distribution	37,562	(2,132)	35,430	25,811	9,619

Gross profit	44,745	1,379	46,124	22,996	23,128

Expenses:
Marketing, general and administrative	38,993	2,115	41,108	5,526	35,582
Research and development	3,868	—	3,868	—	3,868
Gain on acquisition contingency	(1,590)	—	(1,590)	—	(1,590)
Acquisition and integration expenses	1,953	—	1,953	—	1,953

Total operating expenses	43,224	2,115	45,339	5,526	39,813

Operating income (loss)	1,521	(736)	785	17,470	(16,685)

Other (expense) income:
Interest expense	(3,635)	—	(3,635)	(3,635)	—
Interest income	26	—	26	—	26
Foreign exchange loss	(19)	—	(19)	(5)	(14)

Total other ( expense ) income - net	(3,628)	—	(3,628)	(3,640)	12

Loss from continuing operations before income tax benefit	(2,107)	(736)	(2,843)	—	(16,673)
Income tax benefit	2,851	180	3,031	361	2,670

Income (loss) from continuing operations	744	(556)	188	361	(14,003)

Income from discontinued operations before income tax benefit	—	—	—	13,830	13,830
Income tax benefit	—	—	—	361	361

Income from discontinued operations	—	—	—	14,191	14,191

Net income (loss)	744	(556)	188	—	188

Net income (loss) applicable to common shares	$744	$(556)	$188	—	$188

Other comprehensive income:
Unrealized foreign currency translation gain	395	—	395	—	395

Comprehensive income (loss)	$1,139	$(556)	$583	$—	$583

Net income ( loss ) from continuing operations per common share - basic	$0.01	$(0.01)	$0.00		$(0.19)

Net income ( loss ) from continuing operations per common share - diluted	$0.01	$(0.01)	$0.00		$(0.16)

Net income from discontinued operations per common share - basic				$0.19	$0.19

Net income from discontinued operations per common share - diluted				$0.16	$0.16

Net income (loss) per common share - basic	$0.01	$(0.01)	$0.00		$0.00

Net income (loss) per common share - diluted	$0.01	$(0.01)	$0.00		$0.00

Weighted average shares outstanding - basic	72,283,451	72,283,451	72,283,451	72,283,451	72,283,451

Weighted average shares outstanding - dilute d	88,510,512	88,510,512	88,510,512	88,510,512	88,510,512

Restated Condensed Consolidated Statements of Income (Unaudited)

	Three Months Ended September 30, 2019
		Restatement	Historical -	Discontinued	Continuing
	As Reported	Adjustments	As Restated	Operations	Operations
Revenues	$76,129	$612	$76,741	$48,039	$28,702
Costs of processing and distribution	34,642	(1,125)	33,517	25,910	7,607

Gross profit	41,487	1,737	43,224	22,129	21,095

Expenses:
Marketing, general and administrative	37,103	2,116	39,219	4,972	34,247
Research and development	4,271	—	4,271	—	4,271
Asset impairment and abandonments	4	—	4	—	4
Acquisition and integration expenses	3,209	—	3,209	120	3,089

Total operating expenses	44,587	2,116	46,703	5,092	41,611

Operating (loss) income	(3,100)	(379)	(3,479)	17,037	(20,516)

Other (expense) income:
Interest expense	(3,718)	—	(3,718)	(3,718)	—
Interest income	4	—	4	—	4
Foreign exchange loss	(78)	—	(78)	(27)	(51)

Total other expense - net	(3,792)	—	(3,792)	(3,745)	(47)

Loss from continuing operations before income tax benefit (provision)	(6,892)	(379)	(7,271)	—	(20,563)
Income tax benefit (provision)	2,040	93	2,133	(1,458)	3,591

Loss from continuing operations	(4,852)	(286)	(5,138)	(1,458)	(16,972)

Income from discontinued operations before income tax provision	—	—	—	13,292	13,292
Income tax provision	—	—	—	(1,458)	(1,458)

Income from discontinued operations	—	—	—	11,834	11,834

Net loss	(4,852)	(286)	(5,138)	—	(5,138)

Convertible preferred dividend	—	—	—	—	—

Net loss applicable to common shares	$(4,852)	$(286)	$(5,138)	—	$(5,138)

Other comprehensive loss:
Unrealized foreign currency translation loss	(1,122)	—	(1,122)	—	(1,122)

Comprehensive loss	$(5,974)	$(286)	$(6,260)	$—	$(6,260)

Net loss from continuing operations per common share - basic	$(0.07)	$(0.00)	$(0.07)		$(0.23)

Net loss from continuing operations per common share - diluted	$(0.07)	$(0.00)	$(0.07)		$(0.23)

Net income from discontinued operations per common share - basic				$0.16	$0.16

Net income from discontinued operations per common share - diluted				$0.16	$0.16

Net loss per common share - basic	$(0.07)	$(0.00)	$(0.07)		$(0.07)

Net loss per common share - diluted	$(0.07)	$(0.00)	$(0.07)		$(0.07)

Weighted average shares outstanding - basic	72,472,591	72,472,591	72,472,591	72,472,591	72,472,591

Weighted average shares outstanding - diluted	72,472,591	72,472,591	72,472,591	72,472,591	72,472,591

Restated Condensed Consolidated Statement of Cash Flows (Unaudited)

	For the Three Months Ended March 31, 2019
	As Previously	Restatement
	Reported	Adjustments	As Restated
Cash flows from operating activities:
Net loss	$(9,087)	$(264)	$(9,351)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation and amortization expense	3,696	704	4,400
Provision for bad debts and product returns	233	—	233
Provision for inventory write-downs	1,530	—	1,530
Revenue recognized due to change in deferred revenue	(1,292)	—	(1,292)
Deferred income tax benefit	470	(86)	384
Stock-based compensation	1,163	—	1,163
Other	197	—	197
Change in assets and liabilities:
Accounts receivable	(2,422)	(295)	(2,717)
Inventories	(2,742)	552	(2,190)
Accounts payable	(7,253)	(76)	(7,329)
Accrued expenses	(1,585)	(489)	(2,074)
Deferred revenue	2,000	—	2,000
Other operating assets and liabilities	(593)	82	(511)

Net cash (used in) provided by operating activities	(15,685)	128	(15,557)

Cash flows from investing activities:
Purchases of property, plant and equipment	(3,477)	—	(3,477)
Patent and acquired intangible asset costs	(328)	—	(328)
Acquisition of Paradigm Spine	(99,921)	—	(99,921)

Net cash used in investing activities	(103,726)	—	(103,726)

Cash flows from financing activities:
Proceeds from exercise of common stock options	284	—	284
Proceeds from long-term obligations	115,000	—	115,000
Payments of debt issuance costs	(729)	—	(729)
Payments for treasury stock	—	(128)	(128)

Net cash provided by (used in) financing activities	114,555	(128)	114,427

Effect of exchange rate changes on cash and cash equivalents	(50)	—	(50)

Net decrease in cash and cash equivalents	(4,906)	—	(4,906)

Cash and cash equivalents, beginning of period	10,949	—	10,949

Cash and cash equivalents, end of period	$6,043	$—	$6,043

Supplemental cash flow disclosure:
Cash paid for interest	$557	$—	$557
Income tax refunds, net of payments	(635)	—	(635)
Non-cash acquisition of property, plant and equipment	502	—	502
Non-cash acquisition of Paradigm	60,730	—	60,730
Non-cash common stock issuance	60,730	—	60,730
Restated Condensed Consolidated Statement of Cash Flows (Unaudited)

	For the Six Months Ended June 30, 2019
	As Previously	Restatement
	Reported	Adjustments	As Restated
Cash flows from operating activities:
Net loss	$(8,343)	$(820)	$(9,163)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation and amortization expense	7,491	2,817	10,308
Provision for bad debts and product returns	899	—	899
Provision for inventory write-downs	3,274	—	3,274
Revenue recognized due to change in deferred revenue	(2,585)	—	(2,585)
Deferred income tax benefit	(2,703)	(266)	(2,969)
Stock-based compensation	2,430	—	2,430
Gain on acquisition contingency	(1,590)	—	(1,590)
Paid in kind interest expense	1,473	—	1,473
Other	877	—	877
Change in assets and liabilities:
Accounts receivable	(3,509)	368	(3,141)
Inventories	(1,078)	(1,580)	(2,658)
Accounts payable	(9,675)	(76)	(9,751)
Accrued expenses	(2,217)	(366)	(2,583)
Deferred revenue	2,000	—	2,000
Other operating assets and liabilities	145	95	240

Net cash (used in) provided by operating activities	(13,111)	172	(12,939)

Cash flows from investing activities:
Purchases of property, plant and equipment	(6,912)	—	(6,912)
Patent and acquired intangible asset costs	(1,126)	—	(1,126)
Acquisition of Paradigm Spine	(99,921)	—	(99,921)

Net cash used in investing activities	(107,959)	—	(107,959)

Cash flows from financing activities:
Proceeds from exercise of common stock options	395	—	395
Proceeds from long-term obligations	115,000	—	115,000
Payments of debt issuance costs	(729)	—	(729)
Payments for treasury stock	—	(172)	(172)

Net cash provided by (used in) financing activities	114,666	(172)	114,494

Effect of exchange rate changes on cash and cash equivalents	(27)	—	(27)

Net decrease in cash and cash equivalents	(6,431)	—	(6,431)

Cash and cash equivalents, beginning of period	10,949	—	10,949

Cash and cash equivalents, end of period	$4,518	$—	$4,518

Supplemental cash flow disclosure:
Cash paid for interest	$2,732	$—	$2,732
Income tax refunds, net of payments	1,982	—	1,982
Non-cash acquisition of property, plant and equipment	456	—	456
Non-cash acquisition of Paradigm	60,730	—	60,730
Non-cash common stock issuance	60,730	—	60,730
Restated Condensed Consolidated Statement of Cash Flows (Unaudited)

	For the Nine Months Ended September 30, 2019
	As Previously	Restatement
	Reported	Adjustments	As Restated
Cash flows from operating activities:
Net loss	$(13,195)	$(1,106)	$(14,301)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation and amortization expense	11,413	4,929	16,342
Provision for bad debts and product returns	1,050	—	1,050
Provision for inventory write-downs	5,482	—	5,482
Revenue recognized due to change in deferred revenue	(3,772)	—	(3,772)
Deferred income tax benefit	(4,229)	(359)	(4,588)
Stock-based compensation	3,399	—	3,399
Gain on acquisition contingency	(1,590)	—	(1,590)
Paid in kind interest expense	2,948	—	2,948
Other	1,069	—	1,069
Change in assets and liabilities:
Accounts receivable	(4,278)	(244)	(4,522)
Inventories	(4,904)	(2,705)	(7,609)
Accounts payable	(12,608)	(76)	(12,684)
Accrued expenses	4,329	(331)	3,998
Deferred revenue	2,000	—	2,000
Other operating assets and liabilities	177	96	273

Net cash (used in) provided by operating activities	(12,709)	204	(12,505)

Cash flows from investing activities:
Purchases of property, plant and equipment	(10,882)	—	(10,882)
Patent and acquired intangible asset costs	(1,786)	—	(1,786)
Acquisition of Paradigm Spine	(99,692)	—	(99,692)

Net cash used in investing activities	(112,360)	—	(112,360)

Cash flows from financing activities:
Proceeds from exercise of common stock options	395	—	395
Proceeds from long-term obligations	118,000	—	118,000
Payments of debt issuance costs	(729)	—	(729)
Payments on long-term obligations	(500)	—	(500)
Payments for treasury stock	—	(204)	(204)

Net cash provided by (used in) financing activities	117,166	(204)	116,962

Effect of exchange rate changes on cash and cash equivalents	(96)	—	(96)

Net decrease in cash and cash equivalents	(7,999)	—	(7,999)

Cash and cash equivalents, beginning of period	10,949	—	10,949

Cash and cash equivalents, end of period	$2,950	$—	$2,950

Supplemental cash flow disclosure:
Cash paid for interest	$4,941	$—	$4,941
Income tax refunds, net of payments	1,982	—	1,982
Non-cash acquisition of property, plant and equipment	817	—	817
Non-cash acquisition of Paradigm	60,730	—	60,730
Non-cash common stock issuance	60,730	—	60,730